Account and Financing Receivables, Net (Account and Financing Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCOUNT AND FINANCING RECEIVABLES, NET
Accounts receivable	$ 104,159	$ 70,351
Financing receivables	46,238	0
Less: allowance for doubtful accounts and credit losses	(7,511)	(384)	$ 0	$ 0
Total	$ 142,886	$ 69,967